Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

PAY VERSUS PERFORMANCE TABLE

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non‑PEO Named Executive Officers (2)	Average Compensation Actually Paid to Non‑PEO Named Executive Officers (2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (In thousands)
2025	$519,477	$519,477	$413,130	$413,130	$119.28	$22,888
2024	$460,382	$460,382	$272,406	$272,406	$112.02	$4,481
2023	$447,833	$447,833	$266,782	$266,782	$89.01	$4,153

(1) “PEO,” or Principal Executive Officer, was Jeffrey J. Kapsar for 2025, 2024 and 2023.

(2) Non‑PEO NEOs in 2025 were Thomas C. Graver, Jr. and J. Todd Troxell, and in 2024 and 2023 were Thomas C. Graver, Jr. and Thomas L. Eberhart.

PEO Total Compensation Amount	$ 519,477	$ 460,382	$ 447,833
PEO Actually Paid Compensation Amount	519,477	460,382	447,833
Non-PEO NEO Average Total Compensation Amount	413,130	272,406	266,782
Non-PEO NEO Average Compensation Actually Paid Amount	$ 413,130	272,406	266,782
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 119.28	112.02	89.01
Net Income (Loss)	$ 22,888,000	$ 4,481,000	$ 4,153,000
PEO Name	Jeffrey J. Kapsar	Jeffrey J. Kapsar	Jeffrey J. Kapsar